General and administrative expenses by nature	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
General and administrative expenses by nature
25.	General and administrative expenses by nature

General and administrative expenses were as follows:

Description	2018	2017	2016
Payroll, charges and benefits	(120,172)	(104,884)	(116,502)
Transportation	(492)	(275)	(570)
Advisory services (a)	(33,535)	(12,224)	(17,196)
Depreciation/amortization/depletion	(35,633)	(26,846)	(31,326)
Lease of real estate, equipment and vehicles	(3,942)	(4,034)	(4,973)
Legal advisory services (a)	(59,238)	(16,896)	(22,084)
Travel and lodging	(6,454)	(4,211)	(4,856)
Equipment maintenance	(617)	(806)	(1,720)
System maintenance	(659)	(1,838)	(986)
Provision for legal proceedings	(32,824)	(57,775)	583
Consumer materials	(2,831)	(4,001)	(4,688)
Third-party services	(5,601)	(5,103)	(3,907)
Other	(25,288)	(17,639)	(22,825)

Total general and administrative expenses	(327,286)	(256,532)	(231,050)

(a)	In 2018, refers substantially to external legal advisors and other fees in connection with the investigations and fees arising from the fact that Estre become a publicly listed company in USA.